Expense Example {- Fidelity Advisor® Growth Opportunities Fund} - 11.30 Fidelity Advisor Growth Opportunities Fund - AMCIZ PRO-12 - Fidelity Advisor® Growth Opportunities Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Growth Opportunities Fund-Class A
Expense Example:
1 year	$ 675
3 years	887
5 years	1,116
10 years	1,773
Fidelity Advisor Growth Opportunities Fund-Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Growth Opportunities Fund-Class C
Expense Example:
1 year	283
3 years	566
5 years	975
10 years	1,916
Fidelity Advisor Growth Opportunities Fund - Class I
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	978
Fidelity Advisor Growth Opportunities Fund-Class Z
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835